Income Taxes (Details) - Schedule of deferred tax asset - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued liabilities and other	$ 8,663
Net operating loss carryforward	228,347	304
Total deferred tax assets	237,010	304
Valuation allowance	(237,010)	(304)
Net deferred tax asset